Broadview Funds Trust
330 East Kilbourn Avenue, Suite 1475
Milwaukee, WI 53202

February 1, 2017

U.S. Securities & Exchange Commission
Public Filing Desk
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re:	Broadview Funds Trust (the "Registrant")
File Nos. 333-191142 and 811-22885

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Registrant that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those filed electronically in Post-Effective Amendment No. 6 on January 27, 2017.

Sincerely,

/s/ Angela L. Pingel
Angela L. Pingel
Vice President and Assistant Secretary